The Company and Nature of Operations (Sogou's Business, Sogou's Share Structure) (Details)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Organization and Nature of Operations [Line Items]
Number of shares outstanding	39,306,000	39,269,000
Sogou [Member] | Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	387,590,916
Sogou [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Conversion into Class A ordinary shares, shares, each Class B Ordinary Share	1
Number of shares outstanding for legal purpose	1,899,000
Sogou [Member] | Class A Ordinary Shares [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	3,717,250
Sogou [Member] | Class A Ordinary Shares [Member] | Photon [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	24,686,863
Sogou [Member] | Class A Ordinary Shares [Member] | Other than Sohu,Tencent,and Photon [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	80,428,928
Sogou [Member] | Class B Ordinary Shares [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	127,200,000
Sogou [Member] | Class B Ordinary Shares [Member] | Tencent [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	151,557,875